Ironwood Isabelle Small Company Stock Fund (the “Fund”)

Supplement dated June 13, 2008 to the Prospectus Dated May 1, 2008

Investment Shares

Institutional Shares

The Board of Trustees of the Ironwood Series Trust (the “Trust”) has approved new fund administration, fund accounting, and transfer agent arrangements for the Fund. The following changes to the corresponding sections of the Fund’s prospectus and statement of additional information (“SAI”) reflect the new arrangements and supercede anything to the contrary in the prospectus or SAI.

Effective June 2, 2008, Atlantic Fund Administration, LLC (“Atlantic”) provides certain administration, and portfolio accounting services to the Fund and the Trust replacing Citigroup Fund Services, LLC (“Citigroup”). Effective June 16, 2008, Atlantic will also replace Citigroup as the Fund’s transfer agent.

Effective June 16, 2008 the following will replace the table in the prospectus on Page 13 under “Purchasing Shares.”

	Opening an Account	Adding to an Account
By Mail

•   Complete the application

•   Make check payable to “Ironwood Series Trust.”

•   Mail application and check to:

Ironwood Series Trust

Attn: Transfer Agent

Atlantic Fund Administration, LLC

P.O. Box 588

Portland, ME 04112

•   Make check payable to “Ironwood Series Trust.” Be sure to include your account number on the check.

•   Fill out investment slip and indicate the class of shares you wish to purchase.

•   Mail check with investment slip to the address on the left.

By Wire	• Mail your application to the above address, then call (800) 472-6114 to obtain an account number. Include your Taxpayer Identification Number. Wire funds using the instructions at the right.	• Call to notify us of your incoming wire and to receive wire instructions. • Instruct your bank to wire your money to us.

Effective June 16, 2008 the following paragraph will replace the second paragraph on Page 16 under “Selling Your Shares.”

By Mail: Send a letter of instruction including the account number, the dollar value or number of shares and any necessary signature guarantees (see next page) to: Ironwood Series Trust, Attn: Transfer Agent, Atlantic Fund Administration, LLC, P.O. Box 588, Portland, ME 04112.

Effective June 16, 2008 the following will replace the transfer agent address information on the back cover of the prospectus:

By Mail:	Ironwood Series Trust
Attn: Transfer Agent
Atlantic Fund Administration, LLC
P.O. Box 588
Portland, ME 04112

PLEASE RETAIN FOR FUTURE REFERENCE